Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Estimated useful lives are as follows:

Asset	Estimated Useful Life
Plant equipment	10 to 15 years
Computer equipment	3 to 15 years
Leasehold improvements	Lesser of the lease term plus one renewal term or useful life of the asset
Show displays	2 to 10 years
Furniture and fixtures	5 to 15 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	In progress	Furniture and fixtures	Total
Cost	$	$	$	$	$	$	$
March 31, 2016	5,209	2,673	15,394	2,492	—	2,546	28,314
Additions	2,989	993	9,397	1,448	—	971	15,798
Business acquisition	668	—	—	—	—	—	668
Disposals	—	(53)	—	—	—	(110)	(163)
March 31, 2017	8,866	3,613	24,791	3,940	—	3,407	44,617
Additions	3,421	1,137	12,829	1,630	5,769	6,524	31,310
Disposals	—	—	(188)	—	—	—	(188)
Transfers	—	197	3,818	—	(5,401)	1,386	—
March 31, 2018	12,287	4,947	41,250	5,570	368	11,317	75,739

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	In progress	Furniture and fixtures	Total
Accumulated depreciation	$	$	$	$		$	$
March 31, 2016	586	654	1,908	495	—	241	3,884
Additions	716	614	2,002	719	—	233	4,284
Disposals	—	—	—	—	—	(18)	(18)
March 31, 2017	1,302	1,268	3,910	1,214	—	456	8,150
Additions	1,145	919	3,319	1,285	—	796	7,464
Disposals	—	—	(47)	—	—	—	(47)
March 31, 2018	2,447	2,187	7,182	2,499	—	1,252	15,567
Net book value
March 31, 2017	7,564	2,345	20,881	2,726	—	2,951	36,467
March 31, 2018	9,840	2,760	34,068	3,071	368	10,065	60,172